Transition to IFRS 9 and IFRS 15 as of 1 January 2018	3 Months Ended
Jun. 30, 2018
Explanation Of First time Adoption Of IFRS9 [Line Items]
Explanation Of First time Adoption Of IFRS9

Note 19 Transition to IFRS 9 as of 1 January 2018

19.1 Update to significant accounting policies disclosed in Note 1a) to the Financial Statements 2017 related to IFRS 9

The adoption of IFRS 9, Financial Instruments (IFRS 9) resulted in changes to UBS’s accounting policies applicable from 1 January 2018. Accounting polices set out below replace item 3) b, c, g, h, i, I, o and p in Note 1a) in the UBS Group consolidated annual Financial Statements for the year ended 31 December 2017.

As permitted by the transition provisions of IFRS 9 UBS elected not to restate comparative period information, and the accounting policies as set out in Note 1 in the UBS Group AG consolidated annual Financial Statements for the period ended 31 December 2017 apply to comparative periods.

Update to Note 1a) 3) Financial instruments

b. Classification, measurement and presentation

On initial recognition, financial assets are classified as measured at amortized cost, fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVTPL).

A debt instrument is measured at amortized cost if it meets the following conditions:

  it is held within a business model that has an objective to hold financial assets to collect contractual cash flows; and
  the contractual terms of the financial asset result in cash flows that are solely payments of principal and interest (SPPI) on the principal amount outstanding.

A debt instrument is measured at FVOCI if it meets both of the following conditions:

  it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
  the contractual terms of the financial asset result in cash flows that are SPPI.

Equity instruments are accounted for at FVTPL. All other financial assets are measured at FVTPL and consist of held for trading assets, assets mandatorily measured on a fair value basis and derivatives, except to the extent that they are designated in a hedging relationship, in which case the IAS 39 hedge accounting requirements continue to apply.

Business model assessment

UBS determines the nature of the business model, for example if the objective is to hold the financial asset and collect the contractual cash flows, by considering the way in which the financial assets are managed to achieve a particular business objective as determined by management.

Financial assets that are held for trading or managed on a fair value basis are measured at FVTPL insofar as the associated business model is neither to hold the financial assets to collect contractual cash flows nor to hold to collect contractual cash flows and sell.

The Group originates loans to hold to maturity and to sell or sub-participate to other parties, resulting in a transfer of substantially all the risks and rewards, and derecognition of the loan or portions of it. The Group considers the activities of lending to hold and lending to sell or sub-participate as two separate business models, with financial assets within the former considered to be within a business model that has an objective to hold the assets to collect contractual cash flows, and those within the latter included in a trading portfolio. In certain cases, it may not be possible on origination to identify whether loans or portions of loans will be sold or sub-participated and certain loans may be managed on a fair value basis through, for instance, using credit derivatives. These financial assets are mandatorily measured at FVTPL.

Critical accounting estimates and judgments

UBS exercises judgment to determine the appropriate level at which to assess its business models. In general the assessment is performed at the product level, e.g., retail and commercial mortgages. In other cases the assessment is carried out at a more granular level, e.g., loan portfolios by region, and, if required, further disaggregation is performed by business strategy. In addition, UBS exercises judgment in determining the effect of sales of financial instruments on the business model assessment.

Contractual cash flow characteristics

In assessing whether the contractual cash flows are SPPI, the Group considers whether the contractual terms of the financial asset contain a term that could change the timing or amount of contractual cash flows arising over the life of the instrument, which could affect whether the instrument is considered to meet the SPPI criteria.

For example, the Group holds portfolios of private mortgage contracts and corporate loans in Personal & Corporate Banking that commonly contain clauses that provide for two-way compensation if prepayment occurs. The amount of compensation paid by or to UBS reflects the effect of changes in market interest rates. The Group has determined that the inclusion of the change in market interest rates in the compensation amount is reasonable for the early termination of the contract, and therefore results in contractual cash flows that are SPPI.

All financial instruments are initially measured at fair value. In the case of financial instruments subsequently measured at amortized cost or FVOCI, the initial fair value is adjusted for directly attributable transaction costs.

After initial recognition, UBS classifies, measures and presents its financial assets and liabilities in accordance with IFRS 9 as described in the table on the following pages.

Critical accounting estimates and judgments

UBS applies judgment when considering whether certain contractual features, such as interest rate reset frequency or non-recourse features, significantly affect future cash flows. Furthermore, judgment is required when assessing whether compensation paid or received on early termination of lending arrangements results in cash flows that are not SPPI.

Financial assets

classification

Significant items included

Measurement and presentation

Measured at

amortized

cost

A debt financial asset is measured at amortized cost if:

  it is held in a business model that has an objective to hold assets to collect contractual cash flows, and the contractual terms give rise to cash flows that are SPPI.

This classification includes:

  cash and balances at central banks
  loans and advances to banks
  cash collateral receivable on securities borrowed
  receivables on reverse repurchase agreements
  cash collateral receivables on derivative instruments
  residential and commercial mortgages
  corporate loans
  secured loans, including Lombard loans, and unsecured loans loans to financial advisors
  debt securities held as high-quality liquid assets (HQLA)
  fee and lease receivables.

Measured at amortized cost using the effective interest rate (EIR) method less allowances for expected credit losses (ECL) (refer to items 3c and 3g in this Note for more information).

The following items are recognized in the income statement:

  Interest income, which is accounted for in accordance with item 3c in this Note
  ECL and reversals
  Foreign exchange translation gains and losses

Upfront fees and direct costs relating to loan origination, refinancing or restructuring as well as to loan commitments – when it is probable that UBS will enter into a specific lending relationship – are deferred and amortized over the life of the loan using the EIR method.

When the financial asset at amortized cost is derecognized, the gain or loss is recognized in the income statement.

Amounts arising from exchange-traded derivatives (ETD) and certain over-the-counter (OTC) derivatives cleared through central clearing counterparties that are either considered to be daily settled or qualify for netting (refer to “Note 1a) Significant accounting policies” items 3d and 3j in the “Consolidated financial statements” section of the Annual Report 2017 for more information) are presented within Cash collateral receivables on derivative instruments.

Measured at FVOCI

Debt instruments measured at FVOCI

A debt financial asset is measured at FVOCI if:

  it is held in a business model whose objective is achieved by both holding assets to collect contractual cash flows and selling the assets, and the contractual terms give rise to cash flows that are SPPI.

This classification primarily includes debt securities and certain asset-backed securities held as HQLA for which the contractual cash flows meet the SPPI conditions.

Measured at fair value with unrealized gains and losses reported in Other comprehensive income, net of applicable income taxes, until such investments are derecognized (when sold, collected or otherwise disposed). Upon derecognition, any accumulated balances in Other comprehensive income are reclassified to the income statement and reported within Other income.

The following items are recognized in the income statement:

  Interest income, which is accounted for in accordance with item 3c in this Note
  ECL and reversals
  Foreign exchange translation gains and losses.

The amounts recognized in the income statement are determined on the same basis as for financial assets measured at amortized cost.

Financial assets

classification

Significant items included

Measurement and presentation

Measured at FVTPL

Held for trading

Financial assets held for trading include:

  all derivatives with a positive replacement value, except those that are designated as effective hedging instruments other financial assets acquired principally for the purpose of selling or repurchasing in the near term, or that are part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit taking. Included in this category are debt instruments (including those in the form of securities, money market paper and traded corporate and bank loans) and equity instruments.

Measured at fair value with changes recognized in profit or loss.

Changes in fair value, initial transaction costs and gains and losses realized on disposal or redemption are recognized in Other net income from fair value changes on financial instruments, except interest and dividend income on instruments other than derivatives (refer to item 3c in this Note for more information), interest on derivatives designated as hedging instruments in certain types of hedge accounting relationships and forward points on certain long- and short-duration foreign exchange contracts, which are reported in Net interest income.

Derivative assets are generally presented as Derivative financial instruments, except those exchange-traded and OTC-cleared derivatives that are considered to be settled on a daily basis or qualify for netting and are presented within Cash collateral receivables on derivative instruments.

The presentation of fair value changes on derivatives that are designated and effective as hedging instruments depends on the type of hedge relationship (refer to “Note 1a) Significant accounting policies” item 3k in the “Consolidated financial statements” section of the Annual Report 2017 for more information).

Financial assets held for trading (other than derivatives) are presented as Financial assets at fair value held for trading.

Other financial assets mandatorily measured at fair value through profit or loss are presented as Financial assets at fair value not held for trading, except for brokerage receivables, which are presented as a separate line item on the Group’s balance sheet.

Mandatorily measured at FVTPL – Other

A financial asset is mandatorily measured at FVTPL if:

  it is not held in a business model whose objective is to hold assets to collect contractual cash flows or to hold them to collect contractual cash flows and sell, and / or the contractual terms give rise to cash flows that are not SPPI, and / or it is not held for trading.

The following financial assets are mandatorily measured at FVTPL:

  Certain structured loans, certain commercial loans, receivables under reverse repurchase and cash collateral on securities borrowing agreements that are managed on a fair value basis
  Loans, managed on a fair value basis and hedged with credit derivatives
  Certain debt securities held as HQLA and managed on a fair value basis
  Certain investment fund holdings and assets held to hedge delivery obligations related to cash-settled employee compensation plans. These assets represent holdings in investments funds, whereby the contractual cash flows do not meet the SPPI conditions because the entry and exit price is based on the fair value of the fund’s assets
  Brokerage receivables, for which contractual cash flows do not meet the SPPI conditions due to the aggregate balance being accounted for as a single unit of account, with interest being calculated on the individual components
  Auction rate securities, for which contractual cash flows do not meet the SPPI conditions because interest may be reset at rates that contain leverage
  Equity instruments
  Assets held under unit-linked investment contracts.

Financial liabilities

classification

Significant items included

Measurement and presentation

Measured at

amortized

cost

This classification includes:

  Demand and time deposits, retail savings / deposits, amounts payable under repurchase agreements, cash collateral on securities lent, non-structured fixed-rate bonds, subordinated debt, certificates of deposit and covered bonds
  Cash collateral payables on derivative instruments.

Measured at amortized cost using the EIR method.

Upfront fees and direct costs relating to the issuance or origination of the liability are deferred and amortized over the life of the liability using the EIR method.

When the financial liability at amortized cost is derecognized, the gain or loss is recognized in the income statement.

Amortized cost liabilities are presented on the balance sheet primarily as Amounts due to banks, Customer deposits, Payables from securities financing transactions and Debt issued measured at amortized cost.

Amounts arising from ETD and certain OTC derivatives cleared through central clearing counterparties that are either considered to be daily settled or qualify for netting (refer to “Note 1a) Significant accounting policies” items 3d and 3j in the “Consolidated financial statements” section of the Annual Report 2017 for more information) are presented within Cash collateral payables on derivative instruments.

Measured at fair value through profit or loss

Held for trading

Financial liabilities held for trading include:

  All derivatives with a negative replacement value (including certain loan commitments) except those that are designated and effective hedging instruments
  Obligations to deliver financial instruments, such as debt and equity instruments, that UBS has sold to third parties, but does not own (short positions).

Measurement of financial liabilities classified at FVTPL follows the same principles as for financial assets classified at FVTPL, except that the amount of change in the fair value of the financial liability that is attributable to changes in UBS’s own credit risk is presented in OCI.

Financial liabilities measured at FVTPL are presented as Financial liabilities at fair value held for trading and Other financial liabilities designated at fair value, respectively, except for brokerage payables and debt issued, which are presented as separate sub-totals on the Group’s balance sheet.

Derivative liabilities are generally presented as Derivative financial instruments, except those exchange-traded and OTC-cleared derivatives that are considered to be settled on a daily basis or qualify for netting and are presented within Cash collateral payables on derivative instruments.

Bifurcated embedded derivatives are measured at fair value, but are presented on the same balance sheet line as the host contract measured at amortized cost.

Derivatives that are designated and effective as hedging instruments are also measured at fair value. The presentation of fair value changes differs depending on the type of hedge relationship (refer to “Note 1a) Significant accounting policies” item 3k in the “Consolidated financial statements” section of the Annual Report 2017 for more information).

Designated at FVTPL

UBS designated at FVTPL the following financial liabilities:

  Issued hybrid debt instruments that primarily include equity-linked, credit-linked and rates-linked bonds or notes
  Issued debt instruments managed on a fair value basis
  Certain payables under repurchase agreements and cash collateral on securities lending agreements that are managed in conjunction with associated reverse repurchase agreements and cash collateral on securities borrowed
  Loan commitments that are hedged predominantly with credit derivatives and those managed on a fair value basis
  Amounts due under unit-linked investment contracts whose cash flows are linked to financial assets measured at FVTPL and eliminate an accounting mismatch
  Brokerage payables, which arise in conjunction with brokerage receivables and are measured at FVTPL to achieve measurement consistency.

c. Interest income and expense

Interest income and expense are recognized in the income statement applying the EIR method.

In determining interest income and expense, the EIR is applied to the gross carrying amount of the financial asset (unless the asset is credit-impaired) or the amortized cost of a financial liability, based on estimated future cash flows that take into account all contractual cash flows, except those related to ECL. However, when a financial asset becomes credit-impaired after initial recognition, interest income is determined by applying EIR to the amortized cost of the instrument. Furthermore, for financial assets that were credit-impaired on initial recognition, interest is determined by applying a credit-adjusted EIR to the amortized cost of the instrument.

UBS also presents interest income and expense on financial instruments (excluding derivatives) measured at FVTPL separately from the rest of the fair value changes in the income statement. Interest income or expense on financial instruments measured at amortized cost and financial assets measured at FVOCI are presented separately within Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income and Interest expense from financial instruments measured at amortized cost, with interest on financial instruments at FVTPL presented in Interest income (or expense) from financial instruments measured at fair value through profit or loss. All are part of Net interest income.

Interest income from financial instruments measured at fair value through profit or loss includes forward points on certain short- and long-duration foreign exchange contracts and dividend income.

Furthermore, interest income and expense on derivatives designated as hedging instruments in effective hedge relationships are presented consistently with the interest income and expense of the respective hedged item.

  Refer to “Note 1a) Significant Accounting Policies” in the “Consolidated financial Statements” section of the Annual Report 2017 for more information

g. Expected credit losses

Expected credit losses (ECL) are recognized for financial assets measured at amortized cost, financial assets measured at FVOCI, fee and lease receivables, financial guarantees and loan commitments. ECL are also recognized on the undrawn portion of revolving revocable credit lines, which include UBS’s credit card limits and master credit facilities, which are customary in the Swiss market for corporate and commercial clients. UBS refers to both as “other credit lines,” with clients allowed to draw down on-demand balances (with the Swiss master credit facilities also allowing for term products) and which can be terminated by UBS at any time. Though these other credit lines are revocable, UBS is exposed to credit risk because the client has the ability to draw down funds before UBS can take credit risk mitigation actions.

Recognition of expected credit losses

ECL represent the difference between contractual cash flows and those UBS expects to receive, discounted at the EIR. For loan commitments and other credit facilities in scope of ECL, expected cash shortfalls are determined by considering expected future draw downs.

ECL are recognized on the following basis:

  Maximum 12-month ECL are recognized from initial recognition, reflecting the portion of lifetime cash shortfalls that would result if a default occurs in the 12 months after the reporting date, weighted by the risk of a default occurring. Instruments in this category are referred to as instruments in stage 1. For instruments with a remaining maturity of less than 12 months, ECL are determined for this shorter period.
  Lifetime ECL are recognized if a significant increase in credit risk (SICR) is detected subsequent to the instrument’s initial recognition, reflecting lifetime cash shortfalls that would result from all possible default events over the expected life of a financial instrument, weighted by the risk of a default occurring. Instruments in this category are referred to as instruments in stage 2. Where an SICR is no longer observed, the instrument will move back to stage 1.
  Lifetime ECL are always recognized for credit-impaired financial instruments, referred to as instruments in stage 3. The IFRS 9 determination of whether an instrument is credit-impaired is based on the occurrence of one or more loss events, with lifetime ECL generally derived by estimating expected cash flows based on a chosen recovery strategy with additional consideration given to forward-looking economic scenarios. Credit-impaired exposures may include positions for which no loss has occurred or no allowance has been recognized, for example, because they are expected to be fully recoverable through the collateral held.
  Changes in lifetime ECL since initial recognition are also recognized for assets that are purchased or originated credit-impaired financial assets (POCI). POCI are initially recognized at fair value with interest income subsequently being recognized based on a credit-adjusted EIR. POCI include financial instruments that are newly recognized following a substantial restructuring and remain a separate category until maturity.

UBS does not apply the low-credit-risk practical expedient that allows a lifetime ECL for lease or fee receivables to be recognized irrespective of whether a significant increase in credit risk has occurred. Instead, UBS has incorporated lease and fee receivables into the standard ECL calculation.

A write-off is made when all or part of a financial asset is deemed uncollectible or forgiven. Write-offs reduce the principal amount of a claim and are charged against previously established allowances for credit losses. Recoveries, in part or in full, of amounts previously written off are generally credited to Credit loss expense / recovery. Write-offs and partial write-offs represent derecognition / partial derecognition events.

ECL are recognized in profit or loss with a corresponding ECL allowance reported as a decrease in the carrying value of financial assets measured at amortized cost on the balance sheet. For financial assets measured at fair value through OCI, the carrying value is not reduced, but an accumulated amount is recognized in OCI. For off-balance sheet financial instruments and other credit lines, provisions for ECL are reported in Provisions. ECL are recognized within the income statement in Credit loss expense / recovery.

Default and credit impairment

The definition of default is based on quantitative and qualitative criteria. A counterparty is classified as defaulted at the latest when material payments of interest, principal or fees are overdue for more than 90 days, or more than 180 days for the Personal & Corporate Banking and Swiss wealth management portfolios. Counterparties are also classified as defaulted when bankruptcy, insolvency proceedings or enforced liquidation have commenced, obligations have been restructured on preferential terms or there is other evidence that payment obligations will not be fully met without recourse to collateral. The latter may be the case even if, to date, all contractual payments have been made when due. If a counterparty is defaulted, generally all claims against the counterparty are treated as defaulted.

An instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is POCI. An instrument is POCI if it has been purchased with a material discount to its carrying amount following a risk event of the issuer or originated with a defaulted counterparty. Once a financial asset is classified as defaulted / credit-impaired (except POCIs), it remains as such unless all past due amounts have been rectified, additional payments have been made on time, the position is not classified as credit-restructured, and there is general evidence of credit recovery. A minimum period of three months is applied whereby most instruments remain in stage 3 for a longer period.

Measurement of expected credit losses

IFRS 9 ECL reflect an unbiased, probability-weighted estimate based on either loss expectations resulting from default events over a maximum 12-month period from the reporting date or over the remaining life of a financial instrument. The method used to calculate individual probability-weighted unbiased ECL is based on a combination of the following principal factors: probability of default (PD), loss given default (LGD) and exposure at default (EAD). PDs and LGDs used in the ECL calculation are point in time (PIT)-based for key portfolios and consider both current conditions and expected cyclical changes. For each instrument or group of instruments, parameter time series are generated consisting of the instruments’ PD, LGD and EAD profiles considering the respective period of exposure to credit risk.

For the purpose of determining the ECL-relevant parameters, UBS leverages its Pillar 1 internal ratings-based (IRB) models that are also used in determining expected loss (EL) and risk-weighted assets under the Basel III framework and Pillar 2 stress loss models. Adjustments have been made to these models and new IFRS 9-related models have been developed, which consider the complexity, structure and risk profile of relevant portfolios and take account of the fact that PDs and LGDs used in the ECL calculation are PIT-based as opposed to the corresponding Basel III through the cycle (TTC) parameters. The assignment of internal counterparty rating grades and the determination of default probabilities for the purposes of Basel III are not affected by the IFRS 9 ECL calculation.

Probability of default (PD): The PD represents the likelihood of a default over a specified time period. A 12-month PD represents the likelihood of default determined for the next 12 months and a lifetime PD represents the probability of default over the remaining lifetime of the instrument. The lifetime PD calculation is based on a series of 12-month PIT PDs that are derived from TTC PDs and scenario forecasts. This modeling is region-, industry- and client segment-specific and considers both scenario-systematic and client-idiosyncratic information. To derive the cumulative lifetime PD per scenario, the series of 12-month PIT PDs are transformed into marginal PIT PDs taking any assumed default events from previous periods into account.

Exposure at default (EAD): The EAD represents an estimate of the exposure to credit risk at the time of a potential default occurring during the life of a financial instrument. It represents the cash flows outstanding at the time of default, considering expected repayments, interest payments and accruals, discounted at the EIR. Future drawdowns on facilities are considered through a credit conversion factor (CCF) that is reflective of historical drawdown and default patterns and the characteristics of the respective portfolios. IFRS 9-specific CCFs have been modeled to capture client segment- and product-specific patterns after removing Basel standard-specific limitations, i.e., conservativism and focus on a 12-month period prior to default.

Loss given default (LGD): The LGD represents an estimate of the loss at the time of a potential default occurring during the life of a financial instrument. The determination of the LGD takes into account expected future cash flows from collateral and other credit enhancements, or expected payouts from bankruptcy proceedings for unsecured claims and, where applicable, time to realization of collateral and the seniority of claims. The LGD is commonly expressed as a percentage of the EAD.

PD and LGD are determined for four different scenarios whereas EAD projections are treated as scenario independent.

Parameters are generally determined on an individual financial asset level. For credit card exposures in Switzerland, personal account overdrafts and certain loans to financial advisors, a portfolio approach is applied that derives an average PD and LGD for the entire portfolio.

Scenarios and scenario weights

The determination of the probability-weighted ECL requires evaluating a range of diverse and relevant future economic conditions.

To accommodate this requirement, UBS uses four different economic scenarios in the ECL calculation: an upside, a baseline, a mild downside and a severe downside scenario. Each scenario is represented by a specific scenario narrative, which is relevant considering the exposure of key portfolios to economic risks, and for which a set of consistent macroeconomic variables is determined. Those variables range from above-trend economic growth to severe recession. A weight is computed for each scenario by using a probabilistic econometric model that considers recent information as well as several decades of historical data. The determined weights constitute the probabilities that the respective set of macroeconomic conditions will occur. The scenarios, including the narratives, the macroeconomic and financial variables and the scenario weights, are further discussed, challenged and potentially refined by a team of UBS-internal experts. The baseline scenario is aligned to the economic and market assumptions used for UBS business planning purposes.

Macroeconomic and other factors

The range of macroeconomic, market and other factors that is modeled as part of the scenario determination is wide, and historical information is used to support the identification of the key factors. As the forecast horizon increases, the availability of information decreases and judgment increases. For cycle-sensitive PD and LGD determination purposes, UBS projects the relevant economic factors for a period of three years before reverting, over a specified period, to a cycle-neutral PD and LGD for longer-term projections.

Factors relevant for the ECL calculation vary by type of exposure and are determined during the credit cycle index model development process in close alignment with practitioner judgment. Certain variables may only be relevant for specific types of exposures, such as house price indices for mortgage loans, while other variables have key relevance in the ECL calculation for all exposures. Regional and client segment characteristics are generally taken into account, with specific focus on Switzerland and the US considering UBS’s key ECL-relevant portfolios.

For UBS, the following forward-looking macroeconomic variables represent the most relevant factors in the ECL calculation:

  GDP growth rates
  House price indices
  Unemployment rates
  Interest rates, specifically LIBOR and government bond yields
  Equity indices
  Consumer price indices

The forward-looking macroeconomic assumptions used in the ECL calculation are developed by UBS economists, risk methodology personnel and credit risk officers. Assumptions and scenarios are validated and approved through a scenario committee and an operating committee, which also aim to ensure a consistent use of forward-looking information throughout UBS, including in the business planning process. ECL inputs are tested and reassessed for appropriateness at least each quarter and appropriate adjustments are made when needed.

ECL measurement period

The period for which lifetime ECL are determined is based on the maximum contractual period that UBS is exposed to credit risk, taking into account contractual extension, termination and prepayment options. For irrevocable loan commitments and financial guarantee contracts, the measurement period represents the maximum contractual period for which UBS has an obligation to extend credit.

Additionally, some financial instruments include both an on-demand loan and a revocable undrawn commitment where the contractual cancelation right does not limit UBS’s exposure to credit risk to the contractual notice period as the client has the ability to draw down funds before UBS can take risk mitigating actions. In such cases, UBS is required to estimate the period over which it is exposed to credit risk. This applies to UBS’s credit card limits, which do not have a defined contractual maturity date, are callable on demand and where the drawn and undrawn components are managed as one unit. The exposure arising from UBS’s credit card limits is not significant and is managed at a portfolio level, with credit actions triggered when balances are past due. An ECL measurement period of seven years is applied for credit card limits, capped at 12 months for stage 1 balances, as a proxy for the period that UBS is exposed to credit risk. Customary master credit agreements in the Swiss corporate market also include on-demand loans and revocable undrawn commitments. For smaller commercial facilities, a risk-based monitoring (RbM) approach is in place that highlights negative trends as risk events, at an individual facility level, based on a combination of continuously updated risk indicators. The risk events trigger additional credit reviews by a Risk Officer, allowing for informed credit decisions to be taken. Larger corporate facilities are not subject to RbM, but are reviewed at least annually through a formal credit review. UBS has assessed these credit risk management practices and considers both the RbM approach and formal credit review as a substantive credit review providing for a re-origination of the facility. Following this, a 12-month measurement period is used for both types of facilities as an appropriate proxy of the period over which UBS is exposed to credit risk, with 12 months also used as a look back period for assessing SICR.

Significant increase in credit risk

Financial instruments subject to ECL are monitored on an ongoing basis. To determine whether the recognition of a 12-month ECL continues to be appropriate, it is assessed whether an SICR has occurred since initial recognition of the financial instrument. The assessment criteria include both quantitative and qualitative factors.

Primarily, UBS assesses changes in an instrument’s risk of default on a quantitative basis by comparing the annualized forward-looking and scenario-weighted lifetime PD of an instrument determined at two different dates:

  at the reporting date and
  at inception of the instrument.

In both cases, the respective PDs are determined for the residual lifetime of the instrument, i.e., the period between the reporting date and maturity. If, based on UBS’s quantitative modeling, an increase exceeds a set threshold, an SICR is deemed to have occurred and the instrument is transferred to stage 2 with lifetime ECL being recognized.

The threshold applied varies depending on the original credit quality of the borrower. For instruments with lower default probabilities at inception due to good credit quality of the counterparty, the SICR threshold is set at a higher level than for instruments with higher default probabilities at inception. This implies that for instruments with initially lower default probabilities a relatively higher deterioration in credit quality is needed to trigger an SICR than for those instruments with originally higher PDs. The SICR assessment based on PD changes is made at an individual financial asset level. A high-level overview of the SICR trigger, expressed in rating downgrades, together with the corresponding ratings at origination of an instrument is provided in the “SICR thresholds” table below. This simplified view is aligned to internal ratings as disclosed in the internal ratings table presented in “Credit risk” in the “Risk management and control” section of the Annual Report 2017. The actual SICR thresholds applied are defined on a more granular level interpolating between the values shown in the table.

SICR thresholds

Internal rating at origination of the instrument

Rating downgrades / SICR trigger

0–3

3

4–8

2

9–13

1

Irrespective of the SICR assessment based on default probabilities, credit risk is generally deemed to have significantly increased for an instrument if the borrower becomes more than 30 days past due on his contractual payments. This presumption is rebutted only where reasonable and supportable information is available that demonstrates that UBS is not exposed to an SICR even if contractual payments become more than 30 days past due.

For certain less material portfolios, specifically the Swiss credit card portfolio and the recruitment and retention loans to financial advisors within Global Wealth Management, the 30 days past due criterion is used as the primary indicator of an SICR. Where instruments are transferred to stage 2 due to the 30 days past due criterion, a minimum period of six months is applied before a transfer back to stage 1 can be triggered. For instruments in Personal & Corporate Banking that are between 90 and 180 days past due, a one-year period is applied before a transfer back to stage 1 can be triggered.

Additionally, based on individual counterparty-specific indicators, external market indicators of credit risk or general economic conditions, counterparties may be moved to a watch list, which is used as a secondary qualitative indicator for an SICR and hence for a transfer to stage 2. Exception management is further applied, allowing for individual and collective adjustments on exposures sharing the same credit risk characteristics to take account of specific situations that are not otherwise fully reflected. Instruments for which an SICR since initial recognition is determined based on criteria other than changed default probabilities remain in stage 2 for at least six months post resolution of the stage 2 trigger event.

The overall SICR determination process does not apply to Lombard loans, securities financing transactions and certain other asset-based lending transactions due to the risk management practices adopted, including daily monitoring processes with strict remargining requirements. If margin calls are not satisfied, a position is closed out and classified as a stage 3 position. ECL on these positions are not material.

Critical accounting estimates and judgments

The calculation of ECL requires management to apply significant judgment and make estimates and assumptions that involve significant uncertainty at the time they are made. Changes to these estimates and assumptions can result in significant changes to the timing and amount of ECL to be recognized.

Determination of a significant increase of credit risk

IFRS 9 does not include a definition of what constitutes an SICR. UBS assesses whether an SICR has occurred since initial recognition based on qualitative and quantitative reasonable and supportable forward-looking information that includes significant management judgment. More stringent criteria could significantly increase the number of instruments migrating to stage 2. An IFRS 9 Operating Committee has been established to review and challenge the SICR approach and any potential changes and determinations made in the quarter.

Scenarios, scenario weights and macroeconomic factors

ECL reflect an unbiased and probability-weighted amount, which UBS determines by evaluating a range of possible outcomes. Management selects forward-looking scenarios and judges the suitability of respective weights to be applied. Each of the scenarios is based on management’s assumptions around future economic conditions in the form of macroeconomic, market and other factors. Changes in the scenarios and weights, the corresponding set of macroeconomic variables and the assumptions made around those variables for the forecast horizon would have a significant effect on the ECL. An IFRS 9 Scenario Committee, in addition to the Operating Committee, has been established to derive, review and challenge the selection and weights.

ECL measurement period

Lifetime ECL are generally determined based upon the contractual maturity of the transaction, which significantly affects ECL. The ECL calculation is therefore sensitive to any extension of contractual maturities triggered by business decisions, consumer behaviors and an increased number of stage 2 positions. In addition, for credit card limits and Swiss callable master credit facilities, judgment is required as UBS must determine the period over which it is exposed to credit risk. A seven-year period has been applied for credit card limits, capped at 12 months for stage 1 positions, and a 12-month period has been applied for master credit facilities.

Modeling and management adjustments

A number of complex models have been developed or modified to calculate ECL, with additional management adjustments required. Internal counterparty rating changes, new or revised models and data may significantly affect ECL. The models are governed by UBS’s model validation controls, which aim to ensure independent verification, and are approved by the Group Model Governance Board (GMGB). The management adjustments are approved by the IFRS 9 Operating Committee and endorsed by the GMGB.

h. Restructured and modified financial assets

When a counterparty is in financial difficulties or where default has already occurred, UBS may restructure financial assets by providing concessions that would otherwise not be considered and that are outside of UBS’s normal risk appetite, such as preferential interest rates, extension of maturity and subordination. When a credit restructuring takes place, each case is considered individually and the counterparty is generally classified as defaulted until the loan is collected or written off, non-preferential conditions are granted that supersede the preferential conditions, or until the counterparty has recovered and the preferential conditions no longer exceed UBS’s risk appetite.

Concessions granted when there is no evidence of financial difficulties, or where changes to terms and conditions are within UBS’s usual risk appetite, are not considered to be a credit restructuring.

Modifications represent contract amendments that result in an alteration of future contractual cash flows and that can occur within UBS’s normal risk appetite or as part of a credit restructuring where a counterparty is in financial difficulties.

A restructuring or modification of a financial asset could lead to a substantial change in the terms and conditions, resulting in the original financial asset being derecognized and a new financial asset being recognized. Where the modification does not result in a derecognition, any difference between the modified contractual cash flows discounted at the original EIR and the existing gross carrying value of a financial asset is recognized in profit or loss as a modification gain or loss. Further, the subsequent SICR assessment is made by comparing the risk of default at the reporting date based on the modified contractual terms of the financial asset with the risk of default at initial recognition based on the original, unmodified contractual terms of the financial asset.

o. Loan commitments

Loan commitments are arrangements under which clients can borrow stipulated amounts under defined terms and conditions.

Loan commitments that can be canceled at any time by UBS at its discretion are neither recognized on the balance sheet nor included in off-balance sheet disclosures.

Loan commitments that cannot be canceled by UBS once the commitments are communicated to the beneficiary or that are revocable only due to automatic cancelation upon deterioration in a borrower’s creditworthiness are considered irrevocable and are classified as (i) derivative loan commitments measured at fair value through profit or loss, (ii) loan commitments designated at fair value through profit or loss or (iii) other loan commitments. The Group recognizes ECL on non-cancelable other loan commitments. In addition, UBS also recognizes ECL on loan commitments that can be canceled at any time if UBS is exposed to credit risk (refer to item g in this Note). Corresponding ECL are presented within Provisions on the Group’s balance sheet. ECL relating to these other loan commitments is recorded in the income statement in Credit loss expense / recovery.

When a client draws on a commitment, the resulting loan is presented within (i) Financial assets at fair value held for trading, consistent with the associated derivative loan commitment, (ii) Financial assets at fair value not held for trading, following loan commitments designated at fair value through profit or loss or (iii) Loans and advances to customers, when the associated loan commitment is not fair valued through profit or loss.

p. Financial guarantee contracts

Financial guarantee contracts are contracts that require the issuer to make specified payments to reimburse the holder for an incurred loss because a specified debtor fails to make payments when due in accordance with the terms of a specified debt instrument. UBS issues such financial guarantees to banks, financial institutions and other parties on behalf of clients to secure loans, overdrafts and other banking facilities.

Certain issued financial guarantees that are managed on a fair value basis are designated at fair value through profit or loss. Financial guarantees that are not managed on a fair value basis are initially recognized in the financial statements at fair value and are subsequently measured at the higher of:

  the amount of ECL (refer to item g in this Note) and
  the amount initially recognized less the cumulative amount of income recognized as of the reporting date.

ECL resulting from guarantees is recorded in the income statement in Credit loss expense / recovery.

q. Other net income from fair value changes of financial instruments

The line item Other net income from fair value changes of financial instruments substantially includes fair value gains and losses on financial instruments at fair value through profit or loss, as well as the effects at derecognition, trading gains and losses and intermediation income arising from certain client-driven Global Wealth Management and Personal & Corporate Banking financial transactions. In addition, foreign currency translation effects and income and expenses from precious metals are presented under this income statement line item.

19.2 Adoption of IFRS 9

19.2.1 Governance

The implementation of IFRS 9 has been a key strategic initiative for UBS implemented under the joint sponsorship of the Group Chief Financial Officer and the Group Chief Risk Officer. The incorporation of forward-looking information into the ECL calculation and the definition and assessment of what constitutes a significant increase in credit risk (SICR) are inherently subjective and involve the use of significant expert judgment. Therefore, UBS has developed a front-to-back governance framework over the ECL calculation process jointly owned by the Group Chief Financial Officer and the Group Chief Risk Officer and has designed controls to be in compliance with the requirements of the Sarbanes-Oxley Act. UBS has efficient credit risk management processes in place that continue to be applicable and aim to ensure the effects of economic developments are appropriately considered, mitigation actions are taken where required and risk appetite is reassessed and adjusted as needed.

  Refer to the “Risk management and control” section of the Annual Report 2017 for more information

19.2.2 Retrospective amendments to UBS Group balance sheet presentation

Although the effect of IFRS 9 classification and measurement changes has been applied prospectively, UBS has made a series of changes to the presentation of its IFRS balance sheet to facilitate comparability and prior-period information is presented for periods ending before 1 January 2018 in this revised structure. The primary changes include:

  IAS 39-specific asset categories, such as “Financial assets held to maturity” and “Financial assets available for sale,” have been superseded by the new categories “Financial assets measured at amortized cost” and “Financial assets measured at fair value through other comprehensive income.”
  A new line, Financial assets at fair value not held for trading, has been created to accommodate in particular financial assets previously designated at fair value, all of which are mandatorily classified at fair value through profit or loss under IFRS 9.
  Other assets and Other liabilities have been split between measured at amortized cost, measured at fair value through profit or loss and other non-financial assets and liabilities.
  Cash collateral on securities borrowed and Reverse repurchase agreements have been combined into a single line, Receivables from securities financing transactions. Similarly, Cash collateral on securities lent and Repurchase agreements have been combined into a single line, Payables from securities financing transactions.
  Finance lease receivables, previously presented within Loans, are now presented within Other financial assets measured at amortized cost.
  Precious metal positions previously presented in Trading portfolio assets are now presented within the new line Other non-financial assets.
  Financial liabilities designated at fair value have been split into two lines: Debt issued designated at fair value and Other financial liabilities designated at fair value.

The table below illustrates the new balance sheet presentation of assets and liabilities as of 31 December 2017 in comparison with the presentation in the Annual Report 2017. The presentation of the components of equity has not changed, and therefore, for illustration purposes, total liabilities and equity are presented in a single line in the table. The table does not reflect any of the effects of adopting the classification and measurement requirements of IFRS 9, which are presented in section 19.2.3 under Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9.

Retrospective amendments to UBS Group balance sheet presentation as of 31 December 2017
CHF million		31.12.17	31.12.17
Assets	References	Former presentation	Revised presentation
Cash and balances at central banks		87,775	87,775
Loans and advances to banks (formerly: Due from banks)		13,739	13,739
Receivables from securities financing transactions (new line)	1		89,633
Cash collateral on securities borrowed (newly included in Receivables from securities financing transactions)	1	12,393
Reverse repurchase agreements (newly included in Receivables from securities financing transactions)	1	77,240
Cash collateral receivables on derivative instruments		23,434	23,434
Loans and advances to customers (formerly: Loans)	2	319,568	318,509
Financial assets held to maturity (superseded)	3	9,166
Other financial assets measured at amortized cost (new line)	2,3,7		36,861
Total financial assets measured at amortized cost			569,950
Financial assets at fair value held for trading (formerly: Trading portfolio assets)	4	130,707	126,144
of which: assets pledged as collateral that may be sold or repledged by counterparties		35,363	35,363
Derivative financial instruments (formerly: Positive replacement values)		118,227	118,227
Brokerage receivables (new line, formerly included within Other assets)		n/a	n/a
Financial assets at fair value not held for trading (new line)	5		58,933
Financial assets designated at fair value	5	58,933
Total financial assets measured at fair value through profit or loss			303,304
Financial assets available for sale (superseded)	6	8,665
Financial assets measured at fair value through other comprehensive income (new line)	6		8,665
Investments in associates		1,018	1,018
Property, equipment and software		8,829	8,829
Goodwill and intangible assets		6,398	6,398
Deferred tax assets		9,844	9,844
Other non-financial assets (new line)	4,7		7,633
Other assets (superseded)	7	29,706
Total assets		915,642	915,642

Liabilities
Amounts due to banks		7,533	7,533
Payables from securities financing transactions (new line)	8		17,044
Cash collateral on securities lent (newly included in Payables from securities financing transactions)	8	1,789
Repurchase agreements (newly included in Payables from securities financing transactions)	8	15,255
Cash collateral payables on derivative instruments		30,247	30,247
Customer deposits (formerly: Due to customers)		408,999	408,999
Debt issued measured at amortized cost		139,551	139,551
Other financial liabilities measured at amortized cost (new line)	10		36,337
Total financial liabilities measured at amortized cost			639,711
Financial liabilities at fair value held for trading (formerly: Trading portfolio liabilities)		30,463	30,463
Derivative financial instruments (formerly: Negative replacement values)		116,133	116,133
Brokerage payables designated at fair value (new line, formerly included within Other liabilities)		n/a	n/a
Financial liabilities designated at fair value (superseded)	9	54,202
Debt issued designated at fair value (new line)	9		49,502
Other financial liabilities designated at fair value (new line)	9,10		16,223
Total financial liabilities measured at fair value through profit or loss			212,322
Provisions		3,133	3,133
Other non-financial liabilities (new line)	10		9,205
Other liabilities (superseded)	10	57,064
Total liabilities		864,371	864,371
Total liabilities and equity		915,642	915,642

Explanatory footnotes to the table “Retrospective amendments to UBS Group balance sheet presentation”

Table ref.

Description of presentation changes applied retrospectively to the balance sheet as of 31 December 2017

Balance sheet assets

1

Cash collateral on securities borrowed of CHF 12,393 million and reverse repurchase agreements of CHF 77,240 million as of 31 December 2017 are now presented as a total of CHF 89,633 within a single line, Receivables from securities financing transactions.

2

Finance lease receivables of CHF 1,059 million as of 31 December 2017, previously presented within Loans, are now presented within Other financial assets measured at amortized cost.

3

Financial assets held to maturity measured at amortized cost of CHF 9,166 million as of 31 December 2017 are now presented within Other financial assets measured at amortized cost.

4

Precious metal positions of CHF 4,563 million as of 31 December 2017, previously presented in Trading portfolio assets, are now presented within Other non-financial assets.

5

Financial assets designated at fair value through profit or loss of CHF 58,933 million as of 31 December 2017, previously presented in a separate line, are now presented within Financial assets at fair value not held for trading.

6

Debt and equity instruments of CHF 8,665 million as of 31 December 2017, previously presented in Financial assets available for sale, are now presented within Financial assets measured at fair value through other comprehensive income.

7

The reporting line Other assets has been split into two new reporting lines, Other financial assets measured at amortized cost and Other non-financial assets.

  Assets of CHF 29,706 million as of 31 December 2017, previously presented within Other assets, are now presented within Other assets measured at amortized cost (CHF 26,636 million) and Other non-financial assets (CHF 3,070 million).
  Financial assets now presented within Other financial assets measured at amortized cost include brokerage receivables of CHF 19,080 million, debt securities of CHF 9,166 million, loans to financial advisors of CHF 3,118 million and other assets amounting to CHF 5,497 million. Refer to Note 12 a) for more information.
  Refer to Note 12 b) for more information on assets now presented within Other non-financial assets.

Balance sheet liabilities

8

Cash collateral on securities lent of CHF 1,789 million and repurchase agreements of CHF 15,255 million as of 31 December 2017 are now presented within a single line, Payables from securities financing transactions.

9

Financial liabilities designated at fair value through profit or loss of CHF 54,202 million as of 31 December 2017 are now presented within Debt issued designated at fair value (CHF 49,502 million) and Other financial liabilities designated at fair value (CHF 4,700 million).

10

The reporting line Other liabilities has been split into three new reporting lines, Other financial liabilities measured at amortized cost, Other financial liabilities designated at fair value and Other non-financial liabilities.

  Liabilities amounting to CHF 57,064 million as of 31 December 2017, previously presented within Other liabilities, are now presented within Other financial liabilities measured at amortized cost (CHF 36,337 million, thereof CHF 29,646 million brokerage payables), within Other financial liabilities designated at fair value (amounts due under unit-linked investment contracts of CHF 11,523 million) and within Other non-financial liabilities (CHF 9,205 million).
  Refer to note 12 c) for more information on financial liabilities now presented within Other financial liabilities measured at amortized cost.
  Refer to note 12 d) for more information on financial liabilities now presented within Other financial liabilities designated at fair value.
  Refer to note 12 e) for more information on liabilities now presented within Other non-financial liabilities.

19.2.3 Transition to IFRS 9 as of 1 January 2018

Transition to Classification and measurement requirements

As set out in the amended accounting policies in section 19.1, IFRS 9 requires all financial assets, except equity instruments and derivatives, to be classified at amortized cost, at fair value through other comprehensive income (FVOCI) or at fair value through profit or loss (FVTPL), based on the business model for managing the respective assets and their contractual cash flow characteristics.

Changes resulting from the application of IFRS 9 classification and measurement requirements as of 1 January 2018 have been applied as follows:

  Determination of the business model was made based on facts and circumstances as of the 1 January 2018 transition date;
  De-designations and new designations of financial instruments at FVTPL, pursuant to transition requirements of IFRS 9, have been carried out as of 1 January 2018. These reassessments resulted in:

i. the de-designation of certain financial assets designated at FVTPL, as they are managed on a fair value basis, and therefore are mandatorily measured at fair value, or no longer managed on a fair value basis but held to collect the contractual cash flows and therefore are measured at amortized cost;

ii. newly designated financial liabilities at FVTPL (e.g., brokerage payables) in order to achieve measurement consistency with associated financial assets that are mandatorily measured at FVTPL (e.g., brokerage receivables).

For UBS, the most significant IFRS 9 classification and measurement changes on transition to IFRS 9 are as follows:

  financial assets that no longer qualify for amortized cost accounting under IFRS 9 have been classified at FVTPL because their cash flow characteristics do not satisfy the solely payments of principal and interest criteria (e.g., auction rate securities and certain brokerage receivables);
  lending arrangements that no longer qualify for amortized cost accounting under IFRS 9 are classified at FVTPL because the business model within which they are managed does not have an objective to hold financial assets in order to collect the contractual cash flows or to collect contractual cash flows and sell (e.g., certain Investment Bank lending arrangements);
  equity instruments classified as available for sale under IAS 39 are classified at FVTPL under IFRS 9; and
  financial liabilities are newly designated under IFRS 9 at FVTPL, from amortized cost accounting, to align with conclusions reached for associated financial assets that will be measured at FVTPL (e.g., brokerage payables).

Effect on UBS Group income statement presentation

Upon adoption of IFRS 9, the reclassification of auction rate securities, certain loans in the Investment Bank, certain repurchase agreements and brokerage balances from amortized cost to FVTPL has resulted in the interest income from these instruments moving from Interest income (expense) from financial instruments measured at amortized cost to interest income (expense) from financial instruments measured at fair value through profit or loss. These changes have been applied prospectively from 1 January 2018.

Effect on UBS Group Statement of cash flows

Following the adoption of IFRS 9, changes have been made to the Statement of cash flows to reflect the changes arising from financial instruments that have been reclassified on the balance sheet. In particular, cash flows from certain financial assets previously measured as available-for-sale assets at fair value through other comprehensive income have been reclassified from investing activities to operating activities as the assets are fair valued through profit or loss effective 1 January 2018.

Transition to expected credit loss requirements

As set out in the Group’s amended accounting policies in section 19.1, IFRS 9 introduces a forward-looking ECL approach, which is intended to result in an earlier recognition of credit losses compared with the incurred-loss impairment approach for financial instruments under IAS 39 and the loss-provisioning approach for financial guarantees and loan commitments under IAS 37, Provisions, Contingent Liabilities and Contingent Assets.

The majority of ECL calculated as of the transition date relates to the private and commercial mortgage portfolio and corporate lending in Switzerland within Personal & Corporate Banking.

Models at transition

For the purpose of implementing ECL under IFRS 9, UBS has leveraged existing Pillar 1 internal ratings-based (IRB) models that are also used in determining expected loss (EL) and risk-weighted assets under the Basel III framework and Pillar 2 stress loss models.

Existing models have been adapted and 29 new models have been developed for the ECL calculation that consider the complexity, structure and risk profile of relevant portfolios and take account of the fact that PDs and LGDs used in the ECL calculation are PIT-based as opposed to the corresponding Basel III TTC parameters. Management adjustments have also been made. UBS has leveraged its existing model risk framework, including the key model validation control executed by Model Risk Management & Control. New and revised models have been approved by UBS’s GMGB.

The assignment of internal counterparty rating grades and the determination of default probabilities for the purposes of Basel III remain unchanged.

  Refer to “Credit risk models” in the “Risk, treasury and capital management” section of our Annual Report 2017 for more information
  Refer to “Significant accounting and financial reporting changes in 2018” in the “Operating environment and strategy” section of our Annual Report 2017 for more information

Scenarios and scenario weights at transition

As outlined in section 19.1, UBS uses four different economic scenarios in the ECL calculation: an upside, a baseline, a mild downside and a severe downside scenario. ECL calculated on transition have been determined for each of the scenarios and subsequently weighted based on the probabilities in the table “Economic scenarios and weights applied.”

Economic scenarios and weights applied

ECL scenario

Assigned weights in % (1.1.18)

Upside

20.0

Baseline

42.5

Mild downside

30.0

Severe downside

7.5

UBS has established IFRS 9 ECL Scenario and Operating Committees to propose and approve the selection of the scenarios and weights to be applied and to monitor whether appropriate governance exists.

Macroeconomic and other factors: For each of the economic scenarios, UBS forecasts a wide range of forward-looking macroeconomic, market and other factors. Historical information was used to support the identification of the key factors and to project their development under the different scenarios. As the forecast horizon increases, the availability of information decreases and judgment increases. For cycle-sensitive PD and LGD determination purposes, UBS projected those factors for a period of three years before reverting, over a specified period, to a cycle-neutral PD and LGD for longer-term projections.

Factors relevant for the ECL calculation vary by type of exposure and are determined during the credit cycle index model development process in close alignment with practitioner judgment. Regional and client segment characteristics are generally taken into account, with specific focus on Switzerland and the US considering UBS’s key ECL-relevant portfolios.

The following represent the most significant macroeconomic factors for UBS and could substantially change the estimated ECL:

  GDP growth rates, given their significant effect on borrowers’ performance
  House price indices, given their significant effect on mortgage collateral valuations
  Unemployment rates, given their significant effect on private clients’ ability to meet contractual obligations
  Interest rates, given their significant effect on the counterparties’ abilities to service their debt
  Equity indices, given their relevance for equity collateral valuation
  Consumer price indices, given their overall relevance for companies’ performance, private clients’ purchasing power and economic stability.

Macroeconomic and other factors at transition

Assumptions around the most important forward-looking economic factors for Switzerland, the US and other regions as applied in each of the economic scenarios to determine ECL at the date of transition can be summarized as follows:

In the upside scenario, which assumes GDP growth rising above trend in most countries with only a moderate rise in inflation and ongoing accommodative monetary policies, GDP growth in Switzerland peaks at around 5% annually. Strong growth leads to a decline in unemployment to very low levels (below 1%) by 2020. Asset prices grow at robust pace, with equity prices increasing by approximately 10% annually and house prices (single-family homes) rising by approximately 4% annually. Policy and short-term interest rates remain low over the entire scenario, while government bond yields experience a sustained increase.

In the US and the rest of the world, the scenario shows broadly similar features, with growth accelerating in Year 1 before steadily returning toward trend by Year 3. Specifically in the US, GDP growth accelerates at a slightly faster pace than in Switzerland, although the US experiences a slightly less substantial improvement in the unemployment rate by Year 3. The degree of policy tightening is marginally greater over the scenario horizon and, as in Switzerland, long-term government bond yields rise more significantly than short-term rates, and to a greater degree.

For the baseline scenario, which is modeled along our business plan assumptions of a continuation of overall important global growth, Swiss GDP growth remains between 1% and 2% annually over the three years of the scenario. Moderate growth results in a very mild increase of unemployment, which stabilizes at around 3.5%. Asset price growth is also moderate, with the Swiss equity price index rising by approximately 8% annually, while house prices grow by less than 1% annually. Policy rates, short-term interest rates and government bond yields increase very gradually over the three years of the scenario by approximately 50 basis points.

GDP growth in the US remains relatively stable, and faster than in Switzerland. Monetary policy tightens at a similar pace to Switzerland and, combined with a modest decline in the unemployment rate, helps to keep inflation in check. US equity prices slightly underperform their Swiss counterparts, while house prices outperform relatively stagnant Swiss house price growth. In the rest of the world, growth remains buoyant, with moderating growth in both Europe and China contrasting with accelerating growth in other emerging markets.

The mild downside scenario is based on a monetary policy tightening assumption, implemented to deflate a potential asset price bubble, causing Swiss GDP to decline by almost 1% in the first year of the scenario. The unemployment rate rises to roughly 5%. Equity prices fall by more than 20% over three years, while house prices decline by 15% over the same period. The fall of the nominal asking rent index is cushioned by higher interest rates, which register a more moderate decline than house prices. Short-term interest rates rise significantly due to monetary tightening, as well as government bond yields.

In this scenario, inflation in the US accelerates rapidly, leading to a sharp rise in short-term interest rates, similar to Switzerland. GDP growth averages a similar pace to Switzerland over three years, while equity and house prices also fall by a broadly similar degree to their Swiss equivalents. In the rest of the world, growth is also weighed down, particularly in more vulnerable emerging markets such as Russia, Turkey and Brazil, as interest rates and credit spreads rise sharply.

The severe downside scenario is modeled to mimic a severe recession caused by an event affecting Switzerland’s competitiveness in key export markets, with Swiss GDP shrinking almost 7% in the first year of the scenario. The severe recession results in a substantial increase in unemployment, which peaks at around 9%. Asset prices plummet, with the Swiss equity index falling more than 55% over three years, and house prices declining 27% over the same period. Policy and short-term interest rates remain low over the entire scenario horizon.

US GDP and unemployment deteriorate by a lesser degree than in Switzerland, and while house and equity prices decline sharply, the effects are also less severe than in Switzerland. With more scope to cut rates than the Swiss National Bank, short-term rates fall in the US. In the rest of the world, growth also slows sharply, particularly in the eurozone and neighboring emerging markets such as Turkey and Russia.

ECL measurement period at transition

As set out in section 19.1, for the majority of ECL-relevant instruments, the contractual maturity is used to calculate the measurement period, with this capped at 12 months when stage 1 ECL are required. In addition, for credit card limits and Swiss callable master credit facilities, judgment is required as UBS must determine the period over which it is exposed to credit risk. A seven-year period has been applied for credit cards and 12 months for master credit facilities. UBS’s ECL-relevant financial instruments have relatively short average maturities, which significantly contribute to the level of ECL on transition.

SICR determination at transition

The identification of instruments for which an SICR has been determined since initial recognition and the corresponding allocation to stage 2 at transition generally follow the principles described in the relevant accounting policy provided in section 19.1. Furthermore, the following principles have been applied:

General: In estimating the retrospective lifetime PDs, we have considered the economic conditions over the relevant prior periods and the general significant uncertainty inherent in such approximation to determine the allocation of instruments to stage 2 at transition.

Real estate financing: The Basel III rating methodology applied to the majority of income-producing real estate financings within Personal & Corporate Banking, which is leveraged for IFRS 9 ECL calculations, was significantly changed in 2017. As a consequence, there is no comparable rating on origination to determine whether an SICR has arisen over time. As permitted by the IFRS 9 transition requirements, a lifetime ECL allowance has therefore been recognized for certain real estate financing positions and will continue to be recognized until the positions are derecognized.

Other portfolios, including private mortgages and commercial SME clients: The Basel III rating models for other key portfolios in Personal & Corporate Banking, in particular for private client mortgages and commercial clients in the small and medium-sized enterprise (SME) segment, have recently been subject to a major redesign. While the methodology remained essentially the same and the calibration to the portfolios’ average TTC PD value unchanged, the effect on the stage allocation is significant. This is due to the fact that the introduction of new models has led to a broader and different distribution of borrowers across the rating spectrum; while there was no material effect on those counterparties with an uplift in their rating, some of those that had a downward shift in their rating triggered the SICR threshold and a reclassification into stage 2 at transition.

The table on the following pages provides a detailed overview of the IFRS 9 transition effects as of 1 January 2018. This includes:

  reclassification of IAS 39 carrying amounts to the new categories applicable under IFRS 9;
  remeasurement of carrying amounts due to reclassification (any remeasurement to fair value and / or reversal of IAS 39 allowances or IAS 37 provisions for assets moving from amortized cost to fair value); and
  recognition of IFRS 9 ECL for in-scope assets, off-balance sheet positions and other credit lines.

The following table also includes the effects recognized for deferred tax assets and therefore the total impact provided in Retained earnings in the table is net of tax effects. Explanatory footnotes provided after the table provide additional details on these changes.

Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9
	31.12.2017		1.1.2018
CHF million	Classification underIAS 39	Carrying amount (IAS 39)	Reclassification (of IAS 39 carrying amounts)	Remeasurement due to reclassification incl. reversal of IAS 39 / IAS 37 allowances / provisions	Recognition of ECL (IFRS 9)	Carrying amount(IFRS 9)

Assets
Cash and balances at central banks	Loans and receivables	87,775			0	87,775
Loans and advances to banks	Loans and receivables	13,739	(17)		(3)[12]	13,719
to: Brokerage receivables	Loans and receivables		(17)[1]
Receivables from securities financing transactions	Loans and receivables	89,633	(4,957)		(2)[12]	84,674
to: Financial assets at fair value not held for trading	Loans and receivables		(4,957)[2]
Cash collateral receivables on derivative instruments	Loans and receivables	23,434			0	23,434
Loans and advances to customers	Loans and receivables	318,509	(7,822)	0	(235)[12]	310,451
to: Financial assets at fair value not held for trading	Loans and receivables		(2,678)[3]
to: Brokerage receivables	Loans and receivables		(4,691)[1]
to: Financial assets at fair value held for trading	Loans and receivables		(468)[4]
from: Financial assets at fair value not held for trading	FVTPL (designated)		8[5]	0
from: Financial assets at fair value held for trading	FVTPL (held for trading)		6[5]
Other financial assets measured at amortized cost	Loans and receivables, held to maturity	36,861	(18,525)	0	(35)[12]	18,302
to: Brokerage receivables	Loans and receivables		(19,080)[1]
from: Financial assets measured at fair value through other comprehensive income	Available-for-sale		555[6]	0
Total financial assets measured at amortized cost		569,950	(31,321)	0	(275)	538,354
Financial assets at fair value held for trading	FVTPL (held for trading)	126,144	(10,854)	(15)		115,275
to: Loans and advances to customers	FVTPL (held for trading)		(6)[5]
to: Financial assets at fair value not held for trading	FVTPL (held for trading)		(11,316)[7]
from: Loans and advances to customers	Loans and receivables		468[4]	(15)[4]
of which: assets pledged as collateral that may be sold or repledged by counterparties	FVTPL (held for trading)	35,363				35,363
Derivative financial instruments	FVTPL (derivatives)	118,227				118,227
Brokerage receivables	Loans and receivables		23,787			23,787
from: Loans and advances to banks	Loans and receivables		17[1]
from: Loans and advances to customers	Loans and receivables		4,691[1]
from: Other financial assets measured at amortized cost	Loans and receivables		19,080[1]
Financial assets at fair value not held for trading	FVTPL (designated)	58,933[9]	20,297	(287)		78,943
to: Loans and advances to customers	FVTPL (designated)		(8)[5]
from: Financial assets at fair value held for trading	FVTPL (held for trading)		11,316[7]
from: Receivables from securities financing transactions	Loans and receivables		4,957[2]	(1)
from: Loans and advances to customers	Loans and receivables		2,678[3]	(286)[3]
from: Financial assets measured at fair value through other comprehensive income	Available-for-sale		1,356[8]
Total financial assets measured at fair value through profit or loss		303,304	33,231	(303)		336,232
Financial assets measured at fair value through other comprehensive income	Available-for-sale	8,665	(1,911)			6,755[10]
to: Other financial assets measured at amortized cost	Available-for-sale		(555)[6]
to: Financial assets at fair value not held for trading	Available-for-sale		(1,356)[8]
Investments in associates		1,018				1,018
Property, equipment and software		8,829				8,829
Goodwill and intangible assets		6,398				6,398
Deferred tax assets		9,844		58[11]	64[11]	9,967
Other non-financial assets		7,633				7,633
Total assets		915,642		(245)	(211)	915,187
Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9 (continued)
	31.12.2017		1.1.2018
CHF million	Classification underIAS 39	Carrying amount (IAS 39)	Reclassification (of IAS 39 carrying amounts)	Remeasurement due to reclassification incl. reversal of IAS 39 / IAS 37 allowances / provisions	Recognition of ECL (IFRS 9)	Carrying amount(IFRS 9)

Liabilities
Amounts due to banks	Amortized cost	7,533				7,533
Payables from securities financing transactions	Amortized cost	17,044	(5,081)			11,963
to: Other financial liabilities designated at fair value	Amortized cost		(5,081)[13]
Cash collateral payables on derivative instruments	Amortized cost	30,247				30,247
Customer deposits	Amortized cost	408,999	(5,268)			403,731
to: Brokerage payables designated at fair value	Amortized cost		(5,268)[14]
Debt issued measured at amortized cost	Amortized cost	139,551				139,551
Other financial liabilities measured at amortized cost	Amortized cost	36,337	(29,646)	(4)		6,686
to: Brokerage payables designated at fair value	Amortized cost		(29,646)[14]
Derecognition: deferred fees on other loan commitments	Amortized cost			(4)[4]
Total financial liabilities measured at amortized cost		639,711	(39,996)	(4)		599,712
Financial liabilities at fair value held for trading	FVTPL (held for trading)	30,463				30,463
Derivative financial instruments	FVTPL (derivatives)	116,133		57		116,191
Recognition: Loan commitments	Amortized cost – off-balance sheet			60[4]
Derecognition: Loan commitments	FVTPL (derivatives)			(2)[5]
Brokerage payables designated at fair value	Amortized cost		34,915			34,915
from: Customer deposits	Amortized cost		5,268[14]
from: Other financial liabilities measured at amortized cost	Amortized cost		29,646[14]
Debt issued designated at fair value	FVTPL (designated)	49,502				49,502
Other financial liabilities designated at fair value	FVTPL (designated)	16,223	5,081	(5)		21,300
from: Payables from securities financing transactions	Amortized cost		5,081[13]	(5)[13]
Total financial liabilities measured at fair value through profit or loss		212,322	39,996	53		252,370
Provisions		3,133			74[12]	3,207
Other non-financial liabilities		9,205				9,205
Total liabilities		864,371		49	74	864,494

Equity
Share capital		385				385
Share premium		25,942				25,942
Treasury shares		(2,133)				(2,133)
Retained earnings		32,752	72[8,15]	(293)	(284)	32,247
Other comprehensive income recognized directly in equity, net of tax		(5,732)	(72)[8,15]			(5,804)
Equity attributable to shareholders		51,214	0	(293)[15]	(284)[15]	50,637
Equity attributable to non-controlling interests		57				57
Total equity		51,271	0	(293)	(284)	50,694
Total liabilities and equity		915,642	0	(245)	(211)	915,187

Explanatory footnotes to the table “Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9”

Table ref.

Description of classification or remeasurement changes on adoption of IFRS 9 as of 1 January 2018

1

Certain customer and prime brokerage receivable balances, in the Investment Bank and Global Wealth Management, fail the solely payments of principal and interest (SPPI) criteria for measurement at amortized cost. These include CHF 4,691 million previously included within Loans and advances to customers, CHF 17 million from Loans and advances to banks and CHF 19,080 million previously included within Other financial assets measured at amortized cost. The receivables are managed under a business model whose objective is to hold the assets to collect contractual cash flows. However, the reported receivables represent an aggregation of cash receivable and payable balances that form a single unit of account at the client level and generate a return that does not constitute consideration for the time value of money, credit risk and other basic lending risks. The SPPI criterion is therefore not met and under IFRS 9 the receivables are mandatorily measured at FVTPL and separately presented as Brokerage receivables. There was no difference between the amortized cost carrying amount and the fair value as of 1 January 2018 and therefore no remeasurement gain or loss has been recognized.

2

Based on the business model assessment under IFRS 9, certain reverse repurchase agreements with a carrying amount of CHF 4,957 million as of 31 December 2017 were determined to be managed on a fair value basis and were therefore reclassified from amortized cost to FVTPL measurement under IFRS 9. The carrying value has been reclassified from Receivables from securities financing transactions to Financial assets at fair value not held for trading as of 1 January 2018. A remeasurement loss of CHF 1 million has been recorded in Retained earnings.

CHF 11,490 million of forward starting reverse repurchase agreements are newly accounted for as derivatives, prior to settlement, from 1 January 2018 as they are managed on a fair value basis. The fair value of the derivatives as of 1 January 2018 was immaterial.

3

Certain positions previously included within Loans and advances to customers with a carrying amount of CHF 2,678 million as of 31 December 2017 were reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9. This includes:

  auction rate securities (CHF 2,114 million) that are held in Corporate Center and that contain an embedded leverage feature triggering the failure of the SPPI criteria, and certain loans in the Investment Bank (CHF 552 million) and in Corporate Center (CHF 12 million), which either fail the SPPI criteria or are held within a business model with an intent to sell or substantially hedge the primary risks.

These assets are mandatorily measured at FVTPL under IFRS 9. A corresponding net remeasurement loss of CHF 286 million was recognized in Retained earnings related to these reclassifications. This remeasurement loss also included reversal of specific credit loss allowances (CHF 11 million).

4

Due to a change in the underlying business model, loans and advances to customers with a carrying amount of CHF 468 million as of 31 December 2017 have been reclassified to Financial assets at fair value held for trading as of 1 January 2018. A corresponding net remeasurement loss of CHF 15 million, which includes the reversal of specific IAS 39 credit loss allowances, was recognized in Retained earnings related to this reclassification.

Irrevocable loan commitments that are contractually linked with these financial assets are now recognized as Derivative financial instruments (derivative liabilities) and are measured at FVTPL as of 1 January 2018. This reclassification resulted in a CHF 60 million loss with a corresponding entry to Retained earnings.

Liabilities related to deferred fees of CHF 4 million related to these loan commitments recorded as Other financial liabilities measured at amortized cost at 31 December 2017 were derecognized with a corresponding entry to Retained earnings.

5

Financial assets with a carrying amount of CHF 14 million as of 31 December 2017 were reclassified to Loans and advances to customers from Financial assets at fair value not held for trading (CHF 8 million) and from Financial assets at fair value held for trading (CHF 6 million) given management’s intent to hold these financial assets to collect contractual cash flows.

Loan commitments related to these financial assets, which were recognized as derivative liabilities with a carrying value of CHF 2 million as of 31 December 2017, were accordingly derecognized on 1 January 2018 with a corresponding entry to Retained earnings.

6

Certain debt instruments with a carrying amount of CHF 555 million as of 31 December 2017 were formerly classified as available for sale and measured at FVOCI under IAS 39 but are measured at amortized cost under IFRS 9. Those positions, which are held to collect cash flows solely representing payment of principal and interest, are presented within Other financial assets measured at amortized cost as of 1 January 2018. The fair value of these assets was consistent with the amortized cost value as of 1 January 2018 and no remeasurement gain or loss has been recognized.

7

Upon adopting IFRS 9, UBS has elected to refine the assets classified within Financial assets at fair value held for trading to carve out those that are segregated from UBS’s trading activities, where UBS’s role is primarily to manage the assets on a fair value basis on behalf of others. Instead, such assets will be presented alongside others managed on a fair value basis within Financial assets at fair value not held for trading. As a consequence of this refinement, UBS has reclassified assets held to hedge unit-linked investment contracts of CHF 11,316 million from Financial assets at fair value held for trading to Financial assets at fair value not held for trading as of 1 January 2018. No remeasurement gain or loss has been recognized.

Table ref.

Description of classification or remeasurement changes on adoption of IFRS 9 as of 1 January 2018 (continued)

8

UBS holds certain global and local liquidity buffers that were determined to be managed on a fair value basis as management utilizes fair value information for reporting and decision making purposes. Therefore, assets previously classified as available for sale under IAS 39 with a carrying amount of CHF 620 million as of 31 December 2017 were reclassified to Financial assets at fair value not held for trading. An unrealized gain of CHF 5 million related to these positions was reclassified from Other comprehensive income to Retained earnings.

Additionally, equity instruments and investment fund units previously classified as available for sale under IAS 39 with a carrying amount of CHF 736 million as of 31 December 2017 were reclassified to Financial assets at fair value not held for trading under the revised IFRS 9 measurement rules. A related unrealized gain in OCI of CHF 199 million has been reclassified to Retained earnings.

Additionally, a net tax expense of CHF 131 million was transferred from OCI to Retained earnings related to the positions above which were reclassified out of the IAS 39 available-for-sale category.

9

Assets previously designated at FVTPL with a carrying amount of CHF 58,933 million as of 31 December 2017 are no longer designated as such under IFRS 9, as it was determined that these assets were either held in a business model that is managed on a fair value basis, did not meet the SPPI criteria, or did meet the SPPI criteria and are held in a hold to collect business model.

Of the total, assets with a carrying amount of CHF 58,924 million are now mandatorily measured at FVTPL and included within Financial assets at fair value not held for trading. The remaining assets with a carrying amount of CHF 8 million have been de-designated and were reclassified to Loans and advances to customers given a change in business model to hold to collect (refer to footnote 5).

10

Certain debt instruments with a carrying amount of CHF 6,755 million as of 31 December 2017 were formerly classified as available for sale under IAS 39 and are measured at FVOCI under IFRS 9. These instruments include US government bonds and US government sponsored mortgage-backed securities and other debt that are held in a business model whose objective is achieved by both collecting contractual cash flows and selling, and that meet the SPPI criteria. These positions are now presented within Financial assets measured at fair value through other comprehensive income.

11

Deferred tax assets of CHF 122 million have been recognized in connection with the adoption of IFRS 9. Of the total effect, CHF 64 million relates to the recognition of ECL and CHF 58 million relates to classification and measurement changes upon adoption of IFRS 9.

12

Upon adoption of the ECL requirements of IFRS 9, a transition impact of CHF 348 million was recognized, consisting of CHF 144 million of stage 1 allowances, CHF 188 million of stage 2 allowances and an incremental increase in stage 3 allowances of CHF 16 million. The effect was mainly recognized within Loans and advances to customers (CHF 235 million), with effects also recognized in Other financial assets measured at amortized cost (CHF 35 million), Loans and advances to banks (CHF 3 million), Receivables from securities financing transactions (CHF 2 million) and Provisions (CHF 74 million).

13

Certain repurchase agreements with a carrying amount of CHF 5,081 million as of 31 December 2017 have been designated at FVTPL as they are managed in conjunction with reverse repurchase agreements that are mandatorily measured at FVTPL under IFRS 9. These amounts are included within Other financial liabilities designated at fair value as of 1 January 2018. A remeasurement gain of CHF 5 million has been recognized in Retained earnings as of 1 January 2018 related to this reclassification.

CHF 7,730 million of forward starting repurchase agreements are newly accounted for as derivatives, prior to settlement, from 1 January 2018 as they are managed on a fair value basis. The fair value of the derivatives as of 1 January 2018 was immaterial.

14

To achieve measurement consistency with reclassified customer and prime brokerage receivables that are measured at FVTPL following adoption of IFRS 9, certain customer deposits with a carrying amount of CHF 5,268 million and prime brokerage payables with a carrying amount of CHF 29,646 million as of 31 December 2017 have been designated at FVTPL and are presented within Brokerage payables designated at fair value as of 1 January 2018. There was no difference between the amortized cost carrying amount and the fair value as of 1 January 2018 and therefore no remeasurement gain or loss has been recognized.

15

The adoption of IFRS 9 has resulted in a reduction to IFRS consolidated equity as of 1 January 2018 of CHF 577 million.

This effect is comprised of classification and measurement changes of CHF 351 million on a pre-tax basis and CHF 293 million net of tax, as well as effects from the implementation of ECL credit loss methodology of CHF 348 million on a pre-tax basis and CHF 284 million net of tax. In addition, CHF 72 million has been reclassified from Other comprehensive income recognized directly in equity, net of tax, to Retained earnings (refer to footnote 8 above), with no overall impact on equity attributable to shareholders.

Reconciliation of allowances and provisions on adoption of IFRS 9 as of 1 January 2018

The table below provides a reconciliation from the IAS 39 allowances / IAS 37 provisions to the IFRS 9 ECL allowances / provisions recognized as of 1 January 2018 upon adoption of IFRS 9.

Reconciliation of allowances and provisions on adoption of IFRS 9
	31.12.2017	1.1.2018
CHF million	Loss allowances and provisions (IAS 39 / IAS 37)	Reversal of allowances(IAS 39)	Recognition of ECL (IFRS 9)[1]	Allowances for ECL / Provisions for ECL (IFRS 9)

On-balance sheet
Cash and balances at central banks			0	0
Loans and advances to banks	(3)		(3)	(5)
Receivables from securities financing transactions			(2)	(2)
Cash collateral receivables on derivative instruments			0
Loans and advances to customers	(658)	26[2]	(235)[3]	(867)
Other financial assets measured at amortized cost	(101)[4]		(35)	(136)
Financial assets measured at fair value through other comprehensive income
Total on-balance sheet	(761)	26	(275)	(1,011)

Off-balance sheet financial instruments and other credit lines
Guarantees	(29)		(8)	(37)
Loan commitments	(4)		(32)	(36)
Forward starting reverse repurchase and securities borrowing agreements
Other credit lines			(34)	(34)

Total off-balance sheet financial instruments and other credit lines	(33)		(74)	(107)

Total	(794)	26	(348)	(1,117)
of which Stage 1			(144)	(144)
of which Stage 2			(188)	(188)
of which Stage 3			(16)[5]	(785)
1 Includes stage 1 and stage 2 expected credit losses and additional stage 3 expected credit losses. 2 The reversal of CHF 26 million of IAS 39 loss allowances relates to instruments reclassified from amortized cost to fair value through profit or loss on transition to IFRS 9. Refer also to footnotes 3 and 4 to the table “Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9.” 3 Includes the reversal of collective allowances of CHF 13 million. 4 Includes CHF 82 million related to loans to financial advisors for which an allowance was reported as a direct reduction of the carrying amount as of 31 December 2017. 5 The incremental increase in stage 3 allowances of CHF 16 million arises from additional consideration of forward looking scenarios under IFRS 9.

IFRS 9 transition impact on other comprehensive income and retained earnings as of 1 January 2018

The table below presents the transition effects recognized in OCI and retained earnings upon adoption of IFRS 9.

IFRS 9 impact on other comprehensive income and retained earnings
CHF million
Other comprehensive income recognized directly in equity, net of tax
Reclassification of financial assets (available for sale to fair value through profit or loss) – equity instruments	(199)
Reclassification of financial assets (available for sale to fair value through profit or loss) – debt instruments	(5)
Tax (expense) / benefit	131
Total change in other comprehensive income	(72)

Retained earnings
Remeasurement of financial assets (reclassified from amortized cost to fair value through profit or loss)	(303)
Reclassification of financial assets (reclassified from available for sale to fair value through profit or loss)	204
Recognition of ECL for on-balance sheet financial assets	(275)
Remeasurement of financial liabilities (reclassified from amortized cost to designated at fair value through profit or loss)	5
Recognition of derivative loan commitments measured at fair value through profit or loss	(60)
Derecognition of liabilities for deferred fees on other loan commitments	4
Derecognition of derivative loan commitments measured at fair value through profit or loss	2
Recognition of ECL for off-balance sheet positions	(74)
Tax (expense) / benefit	(9)
Total change in retained earnings	(505)
Total change in equity due to the adoption of IFRS 9	(577)